Principal Accounting Policies (Revenue recognition) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agency service fees to third-party advertising agencies	¥ 161.6	$ 24.9	¥ 176.8	¥ 135.9
Revenue from barter transactions involving exchanging advertising services for content, technical, marketing services and others	¥ 1.4	$ 0.2	¥ 1.0	¥ 0.0
Phoenix TV [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Percentage of revenues generated from sales of Phoenix TV's video content paid to Phoenix TV (as a percent)	50.00%	50.00%